Note 6 - Loss Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss attributable to NextPlat Corp common shareholders	$ (1,481)	$ (1,187)	$ (3,778)	$ (9,161)
Basic weighted average common shares outstanding (in shares)	18,725	14,415	17,494	9,592
Potentially dilutive common shares (in shares)	0	0	0	0
Diluted weighted average common shares outstanding (in shares)	18,725	14,415	17,494	9,592
Weighted average loss per common share - basic and diluted (in dollars per share)	$ (0.08)	$ (0.08)	$ (0.22)	$ (0.96)
Antidilutive securities (in shares)	105	100	811	1,668
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	105	100	136	265